Average Annual Total Returns - Western Asset Mortgage Total Return Fund	May 01, 2021
Class A
Average Annual Return:
1 Year	(2.09%)
5 Years	2.30%
10 Years	3.54%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(3.44%)
5 Years	0.57%
10 Years	1.90%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(1.26%)
5 Years	0.98%
10 Years	2.01%
Class C1
Average Annual Return:
1 Year	0.73%
5 Years	2.75%
10 Years	3.50%
Class I
Average Annual Return:
1 Year	2.56%
5 Years	3.50%
10 Years	4.31%
Class 1
Average Annual Return:
1 Year	2.53%
5 Years	3.48%
10 Years	4.27%
Class C
Average Annual Return:
1 Year	0.58%
5 Years	2.48%
10 Years		[1]
Since Inception	2.74%
Inception Date	Aug. 01, 2012
Class IS
Average Annual Return:
1 Year	2.56%
5 Years		[1]
10 Years		[1]
Since Inception	3.47%
Inception Date	Jun. 30, 2016

[1]	N/A